Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Geographic Locations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 311,789	$ 263,434
Fujian [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	250,665	197,729
Beijing [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	11,505	12,352
Liaoning [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	11,084	7,020
Zhejiang [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	7,958	7,889
Guangdong [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	5,730	5,596
Others [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 24,847	$ 32,848